2. GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		18 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012
Going Concern Details Narrative
Net income	$ 1,027,195	$ 484,003	$ 1,763,603	$ 235,758	$ 5,124,215	$ 5,359,973